Henderson US Growth Opportunities Fund
Fund Summary – Henderson US Growth Opportunities Fund
Investment Objective
The Henderson US Growth Opportunities Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled “Sales Charge Reductions – Class A Shares” and “Sales Charge Waivers – Class A Shares” on pages 87-88 of the Fund’s prospectus, Appendix A to the Fund’s prospectus, Waivers and Discounts Available from Intermediaries, and the section entitled “Purchases, Exchanges and Redemption Information” on page 98 of the SAI. Investors investing in the Fund through an intermediary should consult Appendix A to the Fund’s prospectus, “Waivers and Discounts Available from Intermediaries,” which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Henderson US Growth Opportunities Fund	Class A Shares		Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of offering price)	none	[1]	1.00%	[2]	none	none
[1]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund's distributor paid a sales commission on the purchase.
[2]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Henderson US Growth Opportunities Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	1.22%	1.29%	0.82%	1.25%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.23%	3.05%	1.58%	2.01%
Fee Waiver and/or Expense Reimbursement	[3]	(1.02%)	(1.09%)	(0.63%)	(1.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.21%	1.96%	0.95%	0.96%
[1]	Deferred offering costs are amortized for a one-year period following commencement of operations; accordingly, the Fund's deferred offering costs were fully amortized as of December 18, 2015. Other Expenses have been restated to remove the effect of this non-recurring expense.
[2]	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the Fund's investments in underlying investment companies. The current fiscal year estimates are based on the underlying fund holdings during the most recent fiscal period and use the net expense ratio in the most recent publicly available financial statements for each underlying fund. Fees and expenses of foreign investment companies may be calculated in a manner that differs from US investment companies. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.
[3]	The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses (excluding Distribution and/or Service (12b-1) Fees and Acquired Fund Fees and Expenses) in order to limit total annual ordinary operating expenses to 0.95% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement will remain in effect through July 31, 2020. These amounts have been restated consistent with the adjustments made to "Other Expenses" - see footnote (c).

Expense Example

The following example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the applicable class of Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above. The expense example assumes that the adviser’s agreement to waive fees and/or reimburse expenses expires on July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Henderson US Growth Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	691	937	1,314	2,657
Class C Shares	299	615	1,180	3,020
Class I Shares	97	303	600	1,643
Class R6 Shares	98	306	655	1,962

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Henderson US Growth Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	691	937	1,314	2,657
Class C Shares	199	615	1,180	3,020
Class I Shares	97	303	600	1,643
Class R6 Shares	98	306	655	1,962

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of US companies.

The Fund seeks to invest primarily in common stocks of US companies of any market capitalization. In selecting stocks, the Fund uses bottom-up, fundamental analysis to identify companies with strong growth characteristics and experienced management. Security selection is based upon an analysis of the earnings growth prospects of a company, the quality of a company's management, and the unique competitive advantages of a company. The Fund's bottom-up approach is supplemented with top-down considerations. The Fund may also invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements.

The Fund generally sells a stock when, in the portfolio managers’ opinion, there is deterioration in the company’s fundamentals or if the security is no longer attractively valued. Investments may also be sold if the portfolio managers believe a higher conviction investment opportunity arises.

There is no limitation on the market capitalization range of companies in which the Fund may invest. The Fund may invest a significant portion of its assets in smaller and less seasoned issuers. The Fund may also, from time to time, invest in exchange-traded funds (“ETFs”). In addition, the Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements.

The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.

Principal Investment Risks

You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund’s investments and therefore the value of the Fund’s shares, as well as the amount of any dividend paid, may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

•	Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

•	Market Risk. The market price of securities or other investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•	Focused Investment Risk. At times the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•	Small Capitalization and Less Seasoned Companies Risk. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may tend to be more volatile than those of larger, more established companies. When purchasing and selling small cap securities, the Fund may experience higher transactional costs due to the length of time that might be needed to purchase or sell such securities.

•	Growth Investing Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor. In addition, growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price.

•	Non-Diversification Risk. Because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting one or more of those issuers than is a diversified fund.

•	Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund or other market participants may adversely impact the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Performance

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the Fund’s performance and average annual total returns compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.henderson.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart which follow are for the Fund’s Class A shares without reflecting payment of any front-end sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

During the two-year period ended December 31, 2016, the Fund’s highest and lowest quarterly returns were 5.56% and -3.45% for the quarters ended March 31, 2015, and September 30, 2015, respectively.
Average Annual Total Return for periods ended December 31, 2016 (including maximum sales charges)
Average Annual Total Returns - Henderson US Growth Opportunities Fund	Label	1 Year		Since Inception		Inception Date
Class A Shares	Return Before Taxes	(4.37%)		1.56%		Dec. 18, 2014
Class A Shares | After Taxes on Distributions	Return After Taxes on Distributions	(4.37%)		1.56%		Dec. 18, 2014
Class A Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.47%)		1.19%		Dec. 18, 2014
Class C Shares	Return Before Taxes	0.75%		3.75%		Dec. 18, 2014
Class I Shares	Return Before Taxes	1.85%		4.83%		Dec. 18, 2014
Class R6 Shares	Return Before Taxes	1.85%	[1]	4.83%	[1]	Nov. 30, 2015
Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)	7.39%		6.10%
[1]	The performance for Class R6 shares for the period prior to November 30, 2015 is based on the performance of Class A shares. Performance for Class R6 shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class R6 shares are not subject to a front-end sales charge or a distribution fee.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class C, Class I and Class R6 shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.